EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (1,088,773)
Return of the plan assets	64,128	R$ 186,856	R$ 216,005
Curtailment			(4,510)
Fair value of plan assets at the end of the year	(1,084,758)	(1,088,773)
Fair value of plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	3,292,890	3,865,411	3,319,133
Return of the plan assets	169,304	186,857	216,005
Contributions from sponsors	111,450	(47,574)	(14,986)
Curtailment			(5,248)
Settlement	(51,469)	(6,710)
Payment of benefits	(335,471)	(317,505)	(398,778)
Remeasurements	232,214	109,153	(235,275)
Assets held for sale	(73,127)
Exchange Variance	110,822	(496,742)	984,560
Fair value of plan assets at the end of the year	3,456,613	3,292,890	R$ 3,865,411
Value of shares included in fair value of plan assets	R$ 3,558	R$ 1,895